Average Annual Total Returns	12 Months Ended
Sep. 30, 2013
Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	30.07%
Five Years	17.04%
Ten Years	8.56%
Inception Date	Mar. 21, 1988
Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	30.19%
Five Years	17.15%
Ten Years	8.68%
Inception Date	Aug. 13, 2001
Vanguard Growth Equity Fund | Vanguard Growth Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.32%
Five Years	19.10%
Ten Years	6.32%
Inception Date	Mar. 11, 1992
Vanguard PRIMECAP Core Fund | Vanguard PRIMECAP Core Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	36.14%
Five Years	19.46%
Since Inception	9.67%
Inception Date	Dec. 09, 2004
Return After Taxes on Distributions | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	28.41%
Five Years	16.32%
Ten Years	7.58%
Return After Taxes on Distributions | Vanguard Growth Equity Fund | Vanguard Growth Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.20%
Five Years	18.97%
Ten Years	6.24%
Return After Taxes on Distributions | Vanguard PRIMECAP Core Fund | Vanguard PRIMECAP Core Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	34.72%
Five Years	18.99%
Since Inception	9.30%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.22%
Five Years	13.83%
Ten Years	6.93%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Growth Equity Fund | Vanguard Growth Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.38%
Five Years	15.61%
Ten Years	5.10%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard PRIMECAP Core Fund | Vanguard PRIMECAP Core Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	21.55%
Five Years	15.94%
Since Inception	7.92%
Russell 1000 Growth Index | Vanguard Growth Equity Fund | Vanguard Growth Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.48%
Five Years	20.39%
Ten Years	7.83%
Russell 1000 Value Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.53%
Five Years	16.67%
Ten Years	7.58%
Russell 1000 Value Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.53%
Five Years	16.67%
Ten Years	7.58%
Equity Income Funds Average | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	27.36%
Five Years	15.69%
Ten Years	7.23%
Equity Income Funds Average | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	27.36%
Five Years	15.69%
Ten Years	7.23%
MSCI US Prime Market 750 Index | Vanguard PRIMECAP Core Fund | Vanguard PRIMECAP Core Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.83%
Five Years	18.37%
Since Inception	7.68%
FTSE High Dividend Yield Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	30.34%
Five Years	16.97%
Ten Years	7.98%
FTSE High Dividend Yield Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	30.34%
Five Years	16.97%
Ten Years	7.98%
Spliced Equity Income Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	30.34%
Five Years	16.97%
Ten Years	8.63%
Spliced Equity Income Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	30.34%
Five Years	16.97%
Ten Years	8.63%